MATERIAL ACCOUNTING POLICY INFORMATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Significant Accounting Policies [Line Items]
Maximum discount rate from market value of securities escrowed or restricted sale or transfer	10
Impairment loss recognised in profit or loss		$ 1,000,237
Kirkland Lake Discoveries Corp
Significant Accounting Policies [Line Items]
Impairment loss recognised in profit or loss	$ 0	1,000,237
Exploration and evaluation assets
Significant Accounting Policies [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 8,000